LEASES - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Jun. 25, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2021	Jun. 26, 2020
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets	$ 18,749		$ 12,193		$ 0			$ 15,200
Operating lease, lease liabilities	21,355		14,947					$ 15,200
Lease expense	1,100	$ 1,100	2,300	$ 2,200	5,200	$ 3,700
Sublease income	$ 200	$ 100	$ 300	$ 300	$ 500	$ 400
Weighted-average remaining lease term (in years)	4 years 4 months 24 days		4 years 7 months 6 days
Weighted-average discount rate (as a percent)	3.57%		3.42%
Operating lease payments	$ 1,200		$ 1,700
Accounting Standards Update 2016-02
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets							$ 7,600
Operating lease, lease liabilities							$ 7,600